Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of Inventories

	2024	2023
	$	$
In-process inventory	2,786	458
Refined precious metals	—	380
Supplies and other	5,909	6,365
	8,695	7,203